Stock-based compensation (Details) - USD ($)			3 Months Ended	12 Months Ended
	May 04, 2020	Mar. 05, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation (Details) [Line Items]
Vested options outstanding (in Shares)				1,739,932
Unvested options outstanding (in Shares)				146,865
Number of shares forfeited (in Shares)			18,940	50,164
Proceeds from stock options exercised				$ 99,000	$ 1,700,000
Total outstanding shares (in Shares)				4,599,790	2,734,327
Weighted average exercise price (in Dollars per share)				$ 8.37
Aggregated fair value granted				$ 6,900,000
Exercise Price (in Dollars per share)				$ 3.28
Options granted price (in Dollars per share)				$ 8.22
Straight-line basis over term				2 years 8 months 1 day
Maximum payout, percentage	300.00%
Contribution margin performance, description				Fifty percent (50%) of the target number of performance shares granted will vest (if at all) based on the extent of achievement of Revenue Growth for the Performance Period and the remaining fifty percent (50%) of the target number of performance shares granted will vest (if at all) based on the extent of achievement of the Contribution Margin.
Stock-based compensation expense related				$ 9,200,000
Number of shares (in Shares)				0.7
Sharebased compensation tax				$ 10,700,000
Stock based compensation, description				The Company classifies awards issued under the stock-based compensation plans as equity. Total compensation expense for the twelve months ended December 31, 2020 was $20.0 million, which included $2.5 million of compensation expense related to the acceleration of vesting of awards under the 2018 Stock Plan. Total compensation expense for the twelve months ended December 31, 2019 and 2018 was $2.4 million and $1.8 million respectively.
Unrecognized stock-based compensation expense				$ 27,600,000
NSO [Member]
Stock-based compensation (Details) [Line Items]
Options granted				2,087,000
Aggregated fair value granted				2.1
Restricted Stock Units (RSUs) [Member]
Stock-based compensation (Details) [Line Items]
Options granted				$ 3.1
Number of share issue (in Shares)				28,300
Board for a total value				$ 200,000
Straight-line basis over term				3 years 1 month 24 days
Phantom Share Units (PSUs) [Member]
Stock-based compensation (Details) [Line Items]
Unrecognized compensation expenses				$ 2,300,000
Number of shares (in Shares)				750,000
2020 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Stock-based compensation (Details) [Line Items]
Options granted				$ 25,100,000
Unrecognized compensation expenses				$ 19,800,000
2018 Stock Plan [Member]
Stock-based compensation (Details) [Line Items]
Stock options vested, shares (in Shares)				2,568,523
Increase to additional paid-in capital				$ 2,500,000
Number of shares forfeited (in Shares)				0.05
Shares exercised (in Shares)				0.03
Proceeds from stock options exercised				$ 100,000
Number of shares exercisable (in Shares)				4.4
Average exercise price of shares exercisable (in Dollars per share)				$ 3.54
Total outstanding shares (in Shares)				4,600,000
Intrinsic value				$ 41,700,000
Remaining contractual term				8 years 7 days
Net of forfeitures				$ 200,000
straight-line basis term				2 years 8 months 4 days
2018 Stock Plan [Member] | Minimum [Member]
Stock-based compensation (Details) [Line Items]
Exercise prices (in Dollars per share)				$ 3.51
2018 Stock Plan [Member] | Maximum [Member]
Stock-based compensation (Details) [Line Items]
Exercise prices (in Dollars per share)				$ 3.54
2020 Equity Incentive Plan [Member]
Stock-based compensation (Details) [Line Items]
Number of shares forfeited (in Shares)				5,300,000
Intrinsic value				$ 8,200,000
straight-line basis term				3 years 3 months 21 days
Incentive stock options (in Shares)		16,300,000
Total outstanding shares				$ 1,900,000
Issuance of option granted (in Shares)	574,188
2020 Equity Incentive Plan [Member]
Stock-based compensation (Details) [Line Items]
Percentage of maximum payout				300.00%
2020 Equity Incentive Plan [Member] | NSO [Member]
Stock-based compensation (Details) [Line Items]
Options granted				$ 2,087,000
2020 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Stock-based compensation (Details) [Line Items]
Options granted				3,053,969
2020 Equity Incentive Plan [Member] | Phantom Share Units (PSUs) [Member]
Stock-based compensation (Details) [Line Items]
Options granted				$ 574,188